FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2024
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
11.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2024	2023
Investments in unlisted equity instruments
- Investment A	300	1,000
- Investment B	1,000	1,000
- Investment C	10,284	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	21,795	19,875
- Investment E	1,500	1,500
- Investment F	726	400
- Investment I	1,876	-
- Investment J	500	-
Investments in unlisted debt instruments
- Investment G	1,000	1,000
- Investment H	3,540	3,000
Total	42,521	37,775

Current	4,540	1,000
Non-current	37,981	36,775
	42,521	37,775

(1)	See Note 24.

The above investments in unlisted debt and equity instruments at December 31, 2024 and 2023 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs with the assistance of an independent valuation specialist. Refer to Note 4 for more information. The Group does not have control or significant influence over the funds and privately-held enterprises.